Related Party Transactions (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions [Abstract]
Contribution amount	$ 0.4	$ 0.7	$ 1.0	$ 1.3
Contributions made to defined benefit pension plans	$ 0.6	$ 0.4	$ 1.1	$ 0.8